Document and Entity Information	Mar. 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 15, 2023
Entity Registrant Name	COHEN & STEERS INFRASTRUCTURE FUND, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	811-21485
Entity Tax Identification Number	73-1696084
Entity Address, Address Line One	280 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	832-3232
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UTF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001275617